Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	8 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended		25 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	33 Months Ended	38 Months Ended	40 Months Ended	41 Months Ended	45 Months Ended
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C000231820
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Industrial Sector ETF
Accumulated Value									$ 10,000								$ 9,319									$ 9,857					$ 11,366				$ 12,191
C000231821
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Accumulated Value									10,000								9,104									9,185					10,656				11,578
C000231819
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Healthcare Sector ETF
Accumulated Value									10,000								8,481									8,935					10,767				11,792
C000231818
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Accumulated Value									10,000								9,135									9,675					11,310				12,266
C000231817
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Energy Sector ETF
Accumulated Value									10,000								9,716									10,369					11,647				12,443
C000231815
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Accumulated Value									10,000								9,004									9,722					11,189				11,940
C000231816
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Accumulated Value									10,000								9,268									9,768					11,189				11,989
C000243215
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx USD High Yield Bond Sector Rotation ETF
Accumulated Value					$ 10,000					$ 9,810										$ 11,257							$ 12,116
C000234989
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx BB Rated USD High Yield Corporate Bond ETF
Accumulated Value								$ 10,000					$ 9,793										$ 10,217							$ 11,674				$ 12,601
C000234988
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx B Rated USD High Yield Corporate Bond ETF
Accumulated Value								10,000					9,855										10,382							11,937				12,796
C000234990
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Accumulated Value								10,000					9,741										10,488							12,915				14,038
C000243310
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Accumulated Value				$ 10,000												$ 10,447									$ 11,117
C000243312
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Accumulated Value				10,000												10,496									11,355
C000243311
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Accumulated Value				10,000												10,337									10,968
C000236606
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Accumulated Value							$ 10,000					$ 9,622										$ 10,440							$ 12,132				$ 13,676
C000237706
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Accumulated Value						$ 10,000					$ 10,018										$ 10,474							$ 11,040				$ 11,517
C000237704
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Accumulated Value						10,000					9,980										10,380							10,953				11,440
C000237710
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Accumulated Value						10,000					9,910										10,184							10,773				11,304
C000237708
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Accumulated Value						10,000					9,856										10,070							10,705				11,302
C000237703
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Accumulated Value						10,000					9,725										9,770							10,540				11,223
C000237705
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Accumulated Value						10,000					9,608										9,412							10,273				10,941
C000237707
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Accumulated Value						10,000					9,383										8,986							10,056				10,614
C000237709
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Accumulated Value						10,000					8,769										7,653							8,996				9,013
C000248003
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx IR+M Tax-Aware Short Duration ETF
Accumulated Value			$ 10,000												$ 10,275									$ 10,737
C000257785
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Accumulated Value	$ 10,000													$ 10,351
C000250808
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Accumulated Value	10,000													10,279
C000255313
Account Value [Line Items]
Line Graph and Table Measure Name																			BondBloxx Private Credit CLO ETF
Accumulated Value		$ 10,000																$ 10,618
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value									10,000								8,795									8,826					9,757				10,358
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value					10,000					9,683										10,705							11,364
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value								10,000					9,250										9,283							10,262				10,894
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value								10,000					9,250										9,283							10,262				10,894
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value								10,000					9,250										9,283							10,262				10,894
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value				10,000												10,328									10,964
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value				10,000												10,328									10,964
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value				10,000												10,328									10,964
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Accumulated Value							10,000					9,310										9,470							10,373				10,963
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Treasury Index
Accumulated Value						10,000					9,651										9,590							10,397				10,937
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value			10,000												10,277									10,910
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Municipal Bond Index
Accumulated Value	10,000													10,293
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000													$ 10,293
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value		$ 10,000																$ 10,498
ICE Diversified US Cash Pay High Yield Core Industrial Index
Account Value [Line Items]
Accumulated Value									10,000								9,304									9,955					11,517				12,387
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
Account Value [Line Items]
Accumulated Value									10,000								9,118									9,241					10,758				11,757
ICE Diversified US Cash Pay High Yield Healthcare Index
Account Value [Line Items]
Accumulated Value									10,000								8,534									9,029					10,918				11,985
ICE Diversified US Cash Pay High Yield Financial & REIT Index
Account Value [Line Items]
Accumulated Value									10,000								9,167									9,765					11,453				12,460
ICE Diversified US Cash Pay High Yield Energy Index
Account Value [Line Items]
Accumulated Value									10,000								9,765									10,496					11,836				12,672
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
Account Value [Line Items]
Accumulated Value									10,000								9,015									9,810					11,328				12,108
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
Account Value [Line Items]
Accumulated Value									$ 10,000								$ 9,282									$ 9,835					$ 11,310				$ 12,142
ICE BofA US Cash Pay High Yield Constrained Index
Account Value [Line Items]
Accumulated Value					$ 10,000					$ 9,776										$ 11,375							$ 12,290
ICE BofA BB US Cash Pay High Yield Constrained Index
Account Value [Line Items]
Accumulated Value								10,000					9,786										10,254							11,736				12,687
ICE BofA Single-B US Cash Pay High Yield Constrained Index
Account Value [Line Items]
Accumulated Value								10,000					9,862										10,488							12,103				12,998
ICE CCC US Cash Pay High Yield Constrained Index
Account Value [Line Items]
Accumulated Value								$ 10,000					$ 9,762										$ 10,598							$ 13,138				$ 14,403
Bloomberg US Corporate BBB 1-5 Year Index
Account Value [Line Items]
Accumulated Value				10,000												10,471									11,161
Bloomberg US Corporate BBB 5-10 Year Index
Account Value [Line Items]
Accumulated Value				10,000												10,511									11,391
Bloomberg US Corporate BBB 10+ Year Index
Account Value [Line Items]
Accumulated Value				$ 10,000												$ 10,358									$ 10,980
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
Account Value [Line Items]
Accumulated Value							$ 10,000					$ 9,635										$ 10,499							$ 12,248				$ 13,841
Bloomberg US Treasury Six Month Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					10,016										10,477							11,048				11,533
Bloomberg US Treasury One Year Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					9,983										10,387							10,965				11,457
Bloomberg US Treasury Two Year Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					9,913										10,192							10,788				11,323
Bloomberg US Treasury Three Year Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					9,855										10,073							10,715				11,317
Bloomberg US Treasury Five Year Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					9,725										9,773							10,549				11,239
Bloomberg US Treasury Seven Year Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					9,612										9,421							10,288				10,962
Bloomberg US Treasury Ten Year Target Duration Index
Account Value [Line Items]
Accumulated Value						10,000					9,383										8,989							10,066				10,629
Bloomberg US Treasury Twenty Year Target Duration Index
Account Value [Line Items]
Accumulated Value						$ 10,000					$ 8,783										$ 7,676							$ 9,039				$ 9,069
Bloomberg Municipal 1-3 Year Index
Account Value [Line Items]
Accumulated Value			$ 10,000												$ 10,199									$ 10,540